Investments in Associates and Joint Ventures - Movement of Investments in Associates and Joint Ventures (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments in subsidiaries, joint ventures and associates [abstract]
Investment in associates and joint ventures, beginning balance	¥ 222,983	¥ 198,772
Change of the cost	13,997	18,590
Share of profit or loss	8,336	9,159	¥ 7,745
Declared dividends	(5,253)	(3,227)
Other equity movements	228	1,189
Impairment	(707)	(1,500)
Investment in associates and joint ventures, ending balance	¥ 239,584	¥ 222,983	¥ 198,772